SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	12 Months Ended						5 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	May 30, 2013	Aug. 31, 2012	Dec. 31, 2009	May 30, 2013 Revolving bank facilities	Dec. 31, 2012 Revolving bank facilities
Basis of presentation
Net loss	$ 246,527,916	$ 12,618,254	$ 151,256,961
Cash flow of operations	27,190,937	17,617,058	22,210,745
Overdue consideration payable	64,000,000	64,000,000
Amount to be deposited into an escrow account controlled by the New York City Sheriff					60,000,000
Amount transferred to New York City Sheriff	4,500,000
Balance amount to be transferred	55,500,000
Cash and cash equivalents	29,012,381	80,309,629	67,211,336			68,834,087
Period for which substantial portion of planned capital expenditures will be postpone	12 months
Secured bank borrowings
Additional secured short-term bank borrowings obtained							24,200,000
Interest rate as a percentage of Benchmark Rate							160.00%
Description of variable rate basis							People's Bank of China Benchmark rate
Amount of borrowing that group seeks to secure under secured credit facility for next twelve months				$ 48,000,000
Revenue growth rate (as a percent)								9.00%